DAC, VOBA, DSI, and DFEL (Estimated Future Amortization of VOBA) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Estimated future amortization of VOBA, net of interest [Abstract]
2023	$ 45
2024	41
2025	38
2026	35
2027	$ 30